Significant Accounting Policies (Details Narrative) - Zeecol Limited [Member]	Mar. 31, 2016
Minimum [Member]
Percentage of depreciation calculated diminishing value method	50.00%
Maximum [Member]
Percentage of depreciation calculated diminishing value method	67.00%